Investment Securities (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amount of interest income from taxable and non-taxable investment securities
Taxable	$ 1,517	$ 1,292	$ 1,295
Non-taxable	303	309	311
Total interest income from investment securities	$ 1,820	$ 1,601	$ 1,606